Risk Management - Disclosure of loans and advances at amortised cost by geography (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 1,447,738	£ 1,484,982
Loan loss rate	0.46%	0.30%
Impairment loss (reversal of impairment loss) recognised in profit or loss	£ 1,881	£ 1,220	£ (653)
Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(6,252)	(6,175)
Net gains on financial instruments designated at fair value | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	16,469	14,894
Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	798,300	803,015
Total | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	804,552	809,190
Total | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 6,252	£ 6,175
Coverage ratio	0.80%	0.80%
Total | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 727,414	£ 722,188
Total | Stage 1 | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	728,517	723,490
Total | Stage 1 | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 1,103	£ 1,302
Coverage ratio	0.20%	0.20%
Total | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 65,237	£ 74,803
Total | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	67,807	77,434
Total | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 2,570	£ 2,631
Coverage ratio	3.80%	3.40%
Total | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 5,649	£ 6,024
Total | Lifetime expected credit losses | Stage 3 | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	8,228	8,266
Total | Lifetime expected credit losses | Stage 3 | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 2,579	£ 2,242
Coverage ratio	31.30%	27.10%
Total loans and advances at amortised cost including debt securities
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 399,496	£ 398,779
Total loans and advances at amortised cost including debt securities | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	405,244	404,371
Total loans and advances at amortised cost including debt securities | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 5,748	£ 5,592
Coverage ratio	1.40%	1.40%
Total loans and advances at amortised cost including debt securities | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 353,524	£ 349,488
Total loans and advances at amortised cost including debt securities | Stage 1 | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	354,454	350,545
Total loans and advances at amortised cost including debt securities | Stage 1 | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 930	£ 1,057
Coverage ratio	0.30%	0.30%
Total loans and advances at amortised cost including debt securities | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 41,316	£ 44,424
Total loans and advances at amortised cost including debt securities | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	43,599	46,740
Total loans and advances at amortised cost including debt securities | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 2,283	£ 2,316
Coverage ratio	5.20%	5.00%
Total loans and advances at amortised cost including debt securities | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 4,656	£ 4,867
Total loans and advances at amortised cost including debt securities | Lifetime expected credit losses | Stage 3 | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	7,191	7,086
Total loans and advances at amortised cost including debt securities | Lifetime expected credit losses | Stage 3 | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 2,535	£ 2,219
Coverage ratio	35.30%	31.30%
Loans and advances at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	£ 1,883	£ 1,183	£ (635)
Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 342,747	£ 353,292
Coverage ratio	1.60%	1.50%
Loans and advances at amortised cost | Financial assets at amortised cost | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 248,316	£ 252,210
Loans and advances at amortised cost | Financial assets at amortised cost | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	94,431	101,082
Loans and advances at amortised cost | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	348,468	358,842
Loans and advances at amortised cost | Financial assets at amortised cost | Gross exposure | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	250,326	254,391
Loans and advances at amortised cost | Financial assets at amortised cost | Gross exposure | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	98,142	104,451
Loans and advances at amortised cost | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 5,721	£ 5,550
Coverage ratio	1.60%	1.50%
Loans and advances at amortised cost | Financial assets at amortised cost | Impairment allowance | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 2,010	£ 2,181
Coverage ratio	0.80%	0.90%
Loans and advances at amortised cost | Financial assets at amortised cost | Impairment allowance | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 3,711	£ 3,369
Coverage ratio	3.80%	3.20%
Loans and advances at amortised cost | Stage 1 | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 300,666	£ 307,773
Coverage ratio	0.30%	0.30%
Loans and advances at amortised cost | Stage 1 | Financial assets at amortised cost | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 214,783	£ 215,792
Loans and advances at amortised cost | Stage 1 | Financial assets at amortised cost | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	85,883	91,981
Loans and advances at amortised cost | Stage 1 | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	301,585	308,821
Loans and advances at amortised cost | Stage 1 | Financial assets at amortised cost | Gross exposure | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	215,184	216,329
Loans and advances at amortised cost | Stage 1 | Financial assets at amortised cost | Gross exposure | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	86,401	92,492
Loans and advances at amortised cost | Stage 1 | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 919	£ 1,048
Coverage ratio	0.30%	0.30%
Loans and advances at amortised cost | Stage 1 | Financial assets at amortised cost | Impairment allowance | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 401	£ 537
Coverage ratio	0.20%	0.20%
Loans and advances at amortised cost | Stage 1 | Financial assets at amortised cost | Impairment allowance | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 518	£ 511
Coverage ratio	0.60%	0.60%
Loans and advances at amortised cost | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 37,425	£ 40,652
Coverage ratio	5.70%	5.30%
Loans and advances at amortised cost | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 30,276	£ 33,085
Loans and advances at amortised cost | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	7,149	7,567
Loans and advances at amortised cost | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	39,692	42,935
Loans and advances at amortised cost | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	31,176	34,029
Loans and advances at amortised cost | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	8,516	8,906
Loans and advances at amortised cost | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 2,267	£ 2,283
Coverage ratio	5.70%	5.30%
Loans and advances at amortised cost | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 900	£ 944
Coverage ratio	2.90%	2.80%
Loans and advances at amortised cost | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 1,367	£ 1,339
Coverage ratio	16.10%	15.00%
Loans and advances at amortised cost | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 4,656	£ 4,867
Coverage ratio	35.30%	31.30%
Loans and advances at amortised cost | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 3,257	£ 3,333
Loans and advances at amortised cost | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,399	1,534
Loans and advances at amortised cost | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	7,191	7,086
Loans and advances at amortised cost | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Gross exposure | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	3,966	4,033
Loans and advances at amortised cost | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Gross exposure | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	3,225	3,053
Loans and advances at amortised cost | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 2,535	£ 2,219
Coverage ratio	35.30%	31.30%
Loans and advances at amortised cost | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Impairment allowance | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 709	£ 700
Coverage ratio	17.90%	17.40%
Loans and advances at amortised cost | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Impairment allowance | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 1,826	£ 1,519
Coverage ratio	56.60%	49.80%
Retail mortgages | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 171,512	£ 173,770
Coverage ratio	0.30%	0.30%
Retail mortgages | Financial assets at amortised cost | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 166,704	£ 164,909
Retail mortgages | Financial assets at amortised cost | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	4,808	8,861
Retail mortgages | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	172,095	174,286
Retail mortgages | Financial assets at amortised cost | Gross exposure | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	166,936	165,037
Retail mortgages | Financial assets at amortised cost | Gross exposure | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	5,159	9,249
Retail mortgages | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	583	516
Retail mortgages | Financial assets at amortised cost | Impairment allowance | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 232	£ 128
Coverage ratio	0.10%	0.10%
Retail mortgages | Financial assets at amortised cost | Impairment allowance | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 351	£ 388
Coverage ratio	6.80%	4.20%
Retail mortgages | Stage 1 | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 150,152	£ 153,643
Coverage ratio	0.00%	0.00%
Retail mortgages | Stage 1 | Financial assets at amortised cost | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 145,958	£ 145,800
Retail mortgages | Stage 1 | Financial assets at amortised cost | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	4,194	7,843
Retail mortgages | Stage 1 | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	150,202	153,672
Retail mortgages | Stage 1 | Financial assets at amortised cost | Gross exposure | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	146,001	145,821
Retail mortgages | Stage 1 | Financial assets at amortised cost | Gross exposure | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	4,201	7,851
Retail mortgages | Stage 1 | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	50	29
Retail mortgages | Stage 1 | Financial assets at amortised cost | Impairment allowance | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 43	£ 21
Coverage ratio	0.00%	0.00%
Retail mortgages | Stage 1 | Financial assets at amortised cost | Impairment allowance | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 7	£ 8
Coverage ratio	0.20%	0.10%
Retail mortgages | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 19,364	£ 18,127
Coverage ratio	0.50%	0.40%
Retail mortgages | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 19,046	£ 17,686
Retail mortgages | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	318	441
Retail mortgages | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	19,469	18,200
Retail mortgages | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	19,123	17,735
Retail mortgages | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	346	465
Retail mortgages | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	105	73
Retail mortgages | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 77	£ 49
Coverage ratio	0.40%	0.30%
Retail mortgages | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 28	£ 24
Coverage ratio	8.10%	5.20%
Retail mortgages | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 1,996	£ 2,000
Coverage ratio	17.70%	17.10%
Retail mortgages | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 1,700	£ 1,423
Retail mortgages | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	296	577
Retail mortgages | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	2,424	2,414
Retail mortgages | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Gross exposure | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,812	1,481
Retail mortgages | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Gross exposure | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	612	933
Retail mortgages | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	428	414
Retail mortgages | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Impairment allowance | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 112	£ 58
Coverage ratio	6.20%	3.90%
Retail mortgages | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Impairment allowance | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 316	£ 356
Coverage ratio	51.60%	38.20%
Retail credit cards | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 34,221	£ 34,584
Coverage ratio	9.20%	8.10%
Retail credit cards | Financial assets at amortised cost | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 9,710	£ 9,182
Retail credit cards | Financial assets at amortised cost | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	24,511	25,402
Retail credit cards | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	37,707	37,617
Retail credit cards | Financial assets at amortised cost | Gross exposure | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	10,420	9,939
Retail credit cards | Financial assets at amortised cost | Gross exposure | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	27,287	27,678
Retail credit cards | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	3,486	3,033
Retail credit cards | Financial assets at amortised cost | Impairment allowance | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 710	£ 757
Coverage ratio	6.80%	7.60%
Retail credit cards | Financial assets at amortised cost | Impairment allowance | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 2,776	£ 2,276
Coverage ratio	10.20%	8.20%
Retail credit cards | Stage 1 | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 29,886	£ 29,330
Coverage ratio	1.70%	1.50%
Retail credit cards | Stage 1 | Financial assets at amortised cost | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 7,983	£ 6,992
Retail credit cards | Stage 1 | Financial assets at amortised cost | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	21,903	22,338
Retail credit cards | Stage 1 | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	30,409	29,788
Retail credit cards | Stage 1 | Financial assets at amortised cost | Gross exposure | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	8,094	7,119
Retail credit cards | Stage 1 | Financial assets at amortised cost | Gross exposure | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	22,315	22,669
Retail credit cards | Stage 1 | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	523	458
Retail credit cards | Stage 1 | Financial assets at amortised cost | Impairment allowance | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 111	£ 127
Coverage ratio	1.40%	1.80%
Retail credit cards | Stage 1 | Financial assets at amortised cost | Impairment allowance | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 412	£ 331
Coverage ratio	1.80%	1.50%
Retail credit cards | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 3,948	£ 4,829
Coverage ratio	29.20%	25.10%
Retail credit cards | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 1,636	£ 2,076
Retail credit cards | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	2,312	2,753
Retail credit cards | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	5,578	6,449
Retail credit cards | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	2,128	2,569
Retail credit cards | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	3,450	3,880
Retail credit cards | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,630	1,620
Retail credit cards | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 492	£ 493
Coverage ratio	23.10%	19.20%
Retail credit cards | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 1,138	£ 1,127
Coverage ratio	33.00%	29.00%
Retail credit cards | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 387	£ 425
Coverage ratio	77.50%	69.20%
Retail credit cards | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 91	£ 114
Retail credit cards | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	296	311
Retail credit cards | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,720	1,380
Retail credit cards | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Gross exposure | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	198	251
Retail credit cards | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Gross exposure | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,522	1,129
Retail credit cards | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,333	955
Retail credit cards | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Impairment allowance | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 107	£ 137
Coverage ratio	54.00%	54.60%
Retail credit cards | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Impairment allowance | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 1,226	£ 818
Coverage ratio	80.60%	72.50%
Retail other | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 9,952	£ 15,084
Coverage ratio	3.40%	3.70%
Retail other | Financial assets at amortised cost | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 8,031	£ 9,337
Retail other | Financial assets at amortised cost | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,921	5,747
Retail other | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	10,305	15,658
Retail other | Financial assets at amortised cost | Gross exposure | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	8,348	9,692
Retail other | Financial assets at amortised cost | Gross exposure | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,957	5,966
Retail other | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	353	574
Retail other | Financial assets at amortised cost | Impairment allowance | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 317	£ 355
Coverage ratio	3.80%	3.70%
Retail other | Financial assets at amortised cost | Impairment allowance | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 36	£ 219
Coverage ratio	1.80%	3.70%
Retail other | Stage 1 | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 8,410	£ 13,370
Coverage ratio	0.70%	0.70%
Retail other | Stage 1 | Financial assets at amortised cost | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 6,776	£ 8,130
Retail other | Stage 1 | Financial assets at amortised cost | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,634	5,240
Retail other | Stage 1 | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	8,469	13,470
Retail other | Stage 1 | Financial assets at amortised cost | Gross exposure | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	6,832	8,202
Retail other | Stage 1 | Financial assets at amortised cost | Gross exposure | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,637	5,268
Retail other | Stage 1 | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	59	100
Retail other | Stage 1 | Financial assets at amortised cost | Impairment allowance | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 56	£ 72
Coverage ratio	0.80%	0.90%
Retail other | Stage 1 | Financial assets at amortised cost | Impairment allowance | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 3	£ 28
Coverage ratio	0.20%	0.50%
Retail other | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 1,225	£ 1,302
Coverage ratio	8.80%	11.30%
Retail other | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 1,135	£ 1,059
Retail other | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	90	243
Retail other | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,343	1,468
Retail other | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,252	1,197
Retail other | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	91	271
Retail other | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	118	166
Retail other | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 117	£ 138
Coverage ratio	9.30%	11.50%
Retail other | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 1	£ 28
Coverage ratio	1.10%	10.30%
Retail other | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 317	£ 412
Coverage ratio	35.70%	42.80%
Retail other | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 120	£ 148
Retail other | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	197	264
Retail other | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	493	720
Retail other | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Gross exposure | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	264	293
Retail other | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Gross exposure | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	229	427
Retail other | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	176	308
Retail other | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Impairment allowance | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 144	£ 145
Coverage ratio	54.50%	49.50%
Retail other | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Impairment allowance | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 32	£ 163
Coverage ratio	14.00%	38.20%
Corporate loans | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 127,062	£ 129,854
Coverage ratio	1.00%	1.10%
Corporate loans | Financial assets at amortised cost | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 63,871	£ 68,782
Corporate loans | Financial assets at amortised cost | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	63,191	61,072
Corporate loans | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	128,361	131,281
Corporate loans | Financial assets at amortised cost | Gross exposure | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	64,622	69,723
Corporate loans | Financial assets at amortised cost | Gross exposure | UK | Business Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	15,200	18,100
Corporate loans | Financial assets at amortised cost | Gross exposure | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	63,739	61,558
Corporate loans | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,299	1,427
Corporate loans | Financial assets at amortised cost | Impairment allowance | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 751	£ 941
Coverage ratio	1.20%	1.30%
Corporate loans | Financial assets at amortised cost | Impairment allowance | UK | Business Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 431	£ 519
Coverage ratio	0.60%	0.80%
Corporate loans | Financial assets at amortised cost | Impairment allowance | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 548	£ 486
Coverage ratio	0.90%	0.80%
Corporate loans | Stage 1 | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 112,218	£ 111,430
Coverage ratio	0.30%	0.40%
Corporate loans | Stage 1 | Financial assets at amortised cost | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 54,066	£ 54,870
Corporate loans | Stage 1 | Financial assets at amortised cost | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	58,152	56,560
Corporate loans | Stage 1 | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	112,505	111,891
Corporate loans | Stage 1 | Financial assets at amortised cost | Gross exposure | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	54,257	55,187
Corporate loans | Stage 1 | Financial assets at amortised cost | Gross exposure | UK | Business Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	9,800	10,500
Corporate loans | Stage 1 | Financial assets at amortised cost | Gross exposure | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	58,248	56,704
Corporate loans | Stage 1 | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	287	461
Corporate loans | Stage 1 | Financial assets at amortised cost | Impairment allowance | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 191	£ 317
Coverage ratio	0.40%	0.60%
Corporate loans | Stage 1 | Financial assets at amortised cost | Impairment allowance | UK | Business Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 99	£ 149
Corporate loans | Stage 1 | Financial assets at amortised cost | Impairment allowance | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 96	£ 144
Coverage ratio	0.20%	0.30%
Corporate loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 12,888	£ 16,394
Coverage ratio	3.10%	2.50%
Corporate loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 8,459	£ 12,264
Corporate loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	4,429	4,130
Corporate loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	13,302	16,818
Corporate loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	8,673	12,528
Corporate loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | UK | Business Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	4,100	6,000
Corporate loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	4,629	4,290
Corporate loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	414	424
Corporate loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 214	£ 264
Coverage ratio	2.50%	2.10%
Corporate loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | UK | Business Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 81	£ 121
Corporate loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 200	£ 160
Coverage ratio	4.30%	3.70%
Corporate loans | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 1,956	£ 2,030
Coverage ratio	23.40%	21.10%
Corporate loans | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 1,346	£ 1,648
Corporate loans | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	610	382
Corporate loans | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	2,554	2,572
Corporate loans | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Gross exposure | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,692	2,008
Corporate loans | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Gross exposure | UK | Business Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,300	1,600
Corporate loans | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Gross exposure | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	862	564
Corporate loans | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	598	542
Corporate loans | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Impairment allowance | UK
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 346	£ 360
Coverage ratio	20.40%	17.90%
Corporate loans | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Impairment allowance | UK | Business Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 251	£ 249
Corporate loans | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Impairment allowance | Rest of the world
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 252	£ 182
Coverage ratio	29.20%	32.30%
Debt securities at amortised cost | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 56,749	£ 45,487
Debt securities at amortised cost | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	56,776	45,529
Debt securities at amortised cost | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 27	£ 42
Coverage ratio	0.00%	0.10%
Debt securities at amortised cost | Stage 1 | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 52,858	£ 41,715
Debt securities at amortised cost | Stage 1 | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	52,869	41,724
Debt securities at amortised cost | Stage 1 | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 11	£ 9
Coverage ratio	0.00%	0.00%
Debt securities at amortised cost | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 3,891	£ 3,772
Debt securities at amortised cost | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	3,907	3,805
Debt securities at amortised cost | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 16	£ 33
Coverage ratio	0.40%	0.90%
Debt securities at amortised cost | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 0	£ 0
Debt securities at amortised cost | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	0	0
Debt securities at amortised cost | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Off-balance sheet loan commitments and financial guarantee contracts
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 398,804	£ 404,236
Off-balance sheet loan commitments and financial guarantee contracts | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	399,308	404,819
Off-balance sheet loan commitments and financial guarantee contracts | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 504	£ 583
Coverage ratio	0.10%	0.10%
Off-balance sheet loan commitments and financial guarantee contracts | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 373,890	£ 372,700
Off-balance sheet loan commitments and financial guarantee contracts | Stage 1 | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	374,063	372,945
Off-balance sheet loan commitments and financial guarantee contracts | Stage 1 | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 173	£ 245
Coverage ratio	0.00%	0.10%
Off-balance sheet loan commitments and financial guarantee contracts | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 23,921	£ 30,379
Off-balance sheet loan commitments and financial guarantee contracts | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	24,208	30,694
Off-balance sheet loan commitments and financial guarantee contracts | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 287	£ 315
Coverage ratio	1.20%	1.00%
Off-balance sheet loan commitments and financial guarantee contracts | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 993	£ 1,157
Off-balance sheet loan commitments and financial guarantee contracts | Lifetime expected credit losses | Stage 3 | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,037	1,180
Off-balance sheet loan commitments and financial guarantee contracts | Lifetime expected credit losses | Stage 3 | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 44	£ 23
Coverage ratio	4.20%	1.90%
Other financial assets subject to impairment | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 183,600	£ 180,100
Other financial assets subject to impairment | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	151	163
Other financial assets subject to impairment | Stage 1 | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	182,800	178,400
Other financial assets subject to impairment | Stage 1 | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	16	10
Other financial assets subject to impairment | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	600	1,500
Other financial assets subject to impairment | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	2	9
Other financial assets subject to impairment | Lifetime expected credit losses | Stage 3 | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	140	149
Other financial assets subject to impairment | Lifetime expected credit losses | Stage 3 | Impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 133	£ 144